Organization and Business Description (Details) - Schedule Company’s Subsidiaries - Golden Sun Health Technology Group Limited [Member]	6 Months Ended
Mar. 31, 2024
Hong Kong Jintaiyang International Education Holding Group Limited (“Golden Sun Hong Kong”) [Member]
Schedule Company’s Subsidiaries [Line Items]
Date of Incorporation	Jun. 23, 2017
Jurisdiction of Formation	Hong Kong, PRC
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Investment Holding
CF (HK) Health Technology Limited (“CF (HK)”) [Member]
Schedule Company’s Subsidiaries [Line Items]
Date of Incorporation	Apr. 03, 2023
Jurisdiction of Formation	Hong Kong, PRC
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Investment Holding
Zhejiang Golden Sun Education Technology Group Co., Ltd. (“Golden Sun Wenzhou” or “WFOE”) [Member]
Schedule Company’s Subsidiaries [Line Items]
Date of Incorporation	Oct. 24, 2018
Jurisdiction of Formation	PRC
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Education and management service
Wenzhou City Ouhai District Yangfushan Culture Tutorial School (“Yangfushan Tutorial”) [Member]
Schedule Company’s Subsidiaries [Line Items]
Date of Incorporation	May 05, 2008
Jurisdiction of Formation	PRC
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Tutorial service
Shanghai Golden Sun Gongyu Education Technology Co., Ltd. (“Gongyu Education”) [Member]
Schedule Company’s Subsidiaries [Line Items]
Date of Incorporation	Sep. 15, 2017
Jurisdiction of Formation	PRC
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Education and management service
Xianjin Technology Development Co., Ltd. (“Xianjin Technology”) [Member]
Schedule Company’s Subsidiaries [Line Items]
Date of Incorporation	Feb. 20, 2012
Jurisdiction of Formation	PRC
Percentage of direct/indirect Economic Ownership	85.00%
Principal Activities	Education service
Shanghai Zhouzhi Culture Development Co., Ltd (“Zhouzhi Culture”) [Member]
Schedule Company’s Subsidiaries [Line Items]
Date of Incorporation	Dec. 11, 2012
Jurisdiction of Formation	PRC
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Tutorial service
Hangzhou Jicai Tutorial School Co., Ltd (“Hangzhou Jicai”) [Member]
Schedule Company’s Subsidiaries [Line Items]
Date of Incorporation	Apr. 10, 2017
Jurisdiction of Formation	PRC
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Tutorial service
Shanghai Yangpu District Jicai Tutorial School (“Shanghai Jicai”) [Member]
Schedule Company’s Subsidiaries [Line Items]
Date of Incorporation	Mar. 13, 2001	[1]
Jurisdiction of Formation	PRC	[1]
Percentage of direct/indirect Economic Ownership	100.00%	[1]
Principal Activities	Tutorial service	[1]
Shanghai Hongkou Practical Foreign Language School (“Hongkou Tutorial”) [Member]
Schedule Company’s Subsidiaries [Line Items]
Date of Incorporation	Feb. 06, 2004	[2]
Jurisdiction of Formation	PRC	[2]
Percentage of direct/indirect Economic Ownership	76.50%	[2]
Principal Activities	Tutorial service	[2]
Wenzhou Lilong Logistics Services Co., Ltd. (“Lilong Logistics”) [Member]
Schedule Company’s Subsidiaries [Line Items]
Date of Incorporation	Dec. 17, 2019
Jurisdiction of Formation	PRC
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Education logistics and accommodation service
Shanghai Qinshang Education Technology Co., Ltd (“Qinshang Education”) [Member]
Schedule Company’s Subsidiaries [Line Items]
Date of Incorporation	Dec. 12, 2019
Jurisdiction of Formation	PRC
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Educational training service
Shanghai Fuyouyuan Health Technology Co., Ltd, (“Fuyouyuan”) [Member]
Schedule Company’s Subsidiaries [Line Items]
Date of Incorporation	Mar. 07, 2023
Jurisdiction of Formation	PRC
Percentage of direct/indirect Economic Ownership	52.00%
Principal Activities	Health business
Shanghai Jinheyu Biotechnology Co., Ltd. (“Shanghai Jinheyu”) [Member]
Schedule Company’s Subsidiaries [Line Items]
Date of Incorporation	Aug. 15, 2023
Jurisdiction of Formation	PRC
Percentage of direct/indirect Economic Ownership	51.00%
Principal Activities	Health business
Zhejiang Golden Sun Selection Technology Co., Ltd [Member]
Schedule Company’s Subsidiaries [Line Items]
Date of Incorporation	Nov. 17, 2023
Jurisdiction of Formation	PRC
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	E-commerce service

[1]	Due to the fact that Shanghai Jicai had no business activities, the Board of Directors approved to close Shanghai Jicai on September 7, 2023. This closure did not represent a strategic shift and had no significant effect on the Company’s operations and financial results; therefore, no discontinued operations were presented.
[2]	On November 20, 2023, Xianjin Technology injected paid-in-capital of $69,249 (RMB500,000) to exchange 10% equity interests from the non-controlling shareholder of Hongkou Tutorial. After this injection, Xianjin Technology holds 90% equity interests in Hongkou Tutorial.